CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from financing activities
Cash - End of period		$ 990,249
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Cash flows from operating activities
Net loss	$ (420,865)	(47,790,059)	$ (24,750,965)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation, amortization, and accretion	367,659	18,665,332	8,758,601
Net loss on disposal of property and equipment and site restoration		1,301,260	236,543
Bad debt expense		233,317	213,757
Share based compensation	12,733	928,905	339,156
Relief of contingent consideration		(3,978,293)
Changes in operating assets and liabilities
Accounts receivable, net	32,963	(183,406)	809,238
Accounts receivable - capital build			(94,070)
Receivables from related parties	(333,527)		565,963
Prepaid expenses and other current and other long-term assets	(45,882)	1,058,889	(1,027,617)
Accounts payable	315,011	519,378	(1,411,412)
Accrued expenses	(247,585)	4,331,205	1,751,110
Deferred revenue	(36,866)	(590,830)	2,375,076
Customer deposits	12,538	3,590,999	3,758,652
Payables to related parties	(1,031)	135,146	(751)
Other current and long-term liabilities		286,712	(29,316)
Accrued interest expense		1,414,383
Net cash used in operating activities	(344,852)	(20,077,062)	(8,506,035)
Cash flows from investing activities
Purchases of property and equipment	(165,608)	(19,343,708)	(21,459,107)
Net cash used in investing activities	(165,608)	(19,343,708)	(21,459,107)
Cash flows from financing activities
Proceeds from related party note payable		37,750,000
Capital-build funding, net		7,082,790	3,188,581
Payment of deferred transaction costs		(3,071,282)
Contributions		5,316,124	11,047,597
Net cash used in financing activities		47,077,632	14,236,178
Net increase (decrease) in cash	(510,460)	7,656,862	(15,728,964)
Cash - Beginning of period	1,403,172	892,712	17,132,136
Cash - End of period	892,712	7,914,150	1,403,172
Supplemental disclosure of noncash investing and financing activities
ARO asset and liability incurred		901,705	653,306
Purchases of property and equipment in accounts payable and accrued expenses	$ 1,758,727	$ 1,931,282	$ 1,581,921